Annual Total Returns - Telecommunications Portfolio [BarChart] - 02.28 Select Portfolios: Fidelity Advisor Telecommunications Fund AMCIZ PRO-16 - Telecommunications Portfolio - Fidelity Advisor Telecommunications Fund: Class A
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	18.27%
Annual Return 2013	21.12%
Annual Return 2014	3.27%
Annual Return 2015	1.96%
Annual Return 2016	22.39%
Annual Return 2017	1.37%
Annual Return 2018	(8.33%)
Annual Return 2019	19.96%
Annual Return 2020	20.22%
Annual Return 2021	(3.06%)